UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-08876
Senior Debt Portfolio
(Exact Name of registrant as Specified in Charter)
Two International Place Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
October 31
Date of Fiscal Year End
October 31, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

Senior Debt Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS

Senior Floating-Rate Interests — 128.9%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Aerospace and Defense — 2.6%

Atlantic Inertial Systems, Inc.
GBP	671	Term Loan, 3.56%, Maturing July 20, 2014	$1,056,863
AWAS Capital, Inc.
	5,768	Term Loan, 2.06%, Maturing March 22, 2013	5,373,892
Colt Defense, LLC
	1,457	Term Loan, 3.50%, Maturing July 9, 2014	1,340,644
DAE Aviation Holdings, Inc.
	1,549	Term Loan, 4.01%, Maturing July 31, 2014	1,456,516
	1,584	Term Loan, 4.04%, Maturing July 31, 2014	1,488,810
Evergreen International Aviation
	4,693	Term Loan, 12.00%, Maturing October 31, 2011	3,730,971
Hawker Beechcraft Acquisition
	4,475	Term Loan, 2.26%, Maturing March 26, 2014	3,557,929
	242	Term Loan, 2.28%, Maturing March 26, 2014	192,229
Hexcel Corp.
	1,406	Term Loan, 6.50%, Maturing May 21, 2014	1,416,797
IAP Worldwide Services, Inc.
	585	Term Loan, 9.25%, Maturing December 30, 2012(2)	492,043
Spirit AeroSystems, Inc.
	2,655	Term Loan, 2.03%, Maturing December 31, 2011	2,571,588
TransDigm, Inc.
	4,000	Term Loan, 2.29%, Maturing June 23, 2013	3,846,428
Vought Aircraft Industries, Inc.
	1,481	Revolving Loan, 0.50%, Maturing December 22, 2009(3)	1,437,037
	667	Term Loan, 7.50%, Maturing December 17, 2011	666,667
	1,092	Term Loan, 7.50%, Maturing December 17, 2011	1,094,712
	433	Term Loan, 7.50%, Maturing December 22, 2011	430,507
Wesco Aircraft Hardware Corp.
	2,000	Term Loan, 2.50%, Maturing September 29, 2013	1,897,500
	1,000	Term Loan - Second Lien, 6.00%, Maturing September 29, 2014	843,750

			$32,894,883

Air Transport — 0.3%

Delta Air Lines, Inc.
	4,895	Term Loan - Second Lien, 3.53%, Maturing April 30, 2014	$4,126,389

			$4,126,389

Automotive — 5.0%

Accuride Corp.
	5,855	Term Loan, 10.00%, Maturing January 31, 2012	$5,827,560
	1,125	Term Loan, Maturing September 30, 2013(4)	1,149,975
Adesa, Inc.
	7,222	Term Loan, 2.50%, Maturing October 18, 2013	6,933,270
Allison Transmission, Inc.
	859	Term Loan, 3.01%, Maturing September 30, 2014	772,936
Cooper Standard Automotive, Inc.
	284	Revolving Loan, 6.75%, Maturing December 23, 2011	260,246
	1,731	Term Loan, 7.00%, Maturing December 23, 2010	1,588,117
	89	Term Loan, 2.50%, Maturing December 23, 2011	81,330
Dayco Products, LLC
	993	DIP Loan, 8.50%, Maturing May 4, 2010	1,005,534
	1,023	DIP Loan, 8.50%, Maturing May 4, 2010	1,025,958
	4,522	Term Loan, 0.00%, Maturing June 21, 2011(5)	2,072,448
Federal-Mogul Corp.
	7,181	Term Loan, 2.19%, Maturing December 27, 2014	5,533,886
	4,598	Term Loan, 2.19%, Maturing December 27, 2015	3,543,410
Financiere Truck (Investissement)
EUR	563	Term Loan, 3.41%, Maturing February 15, 2012(3)	596,019
Ford Motor Co.
	6,359	Term Loan, 3.29%, Maturing December 15, 2013	5,683,799
Fraikin, Ltd.
GBP	691	Term Loan, 0.93%, Maturing February 15, 2012	816,393
GBP	307	Term Loan, 3.29%, Maturing February 15, 2012	362,702
Goodyear Tire & Rubber Co.
	13,299	Term Loan - Second Lien, 2.34%, Maturing April 30, 2010	12,192,606
HLI Operating Co., Inc.
	540	DIP Loan, 26.00%, Maturing November 30, 2009(2)	544,950
EUR	109	Term Loan, 11.00%, Maturing May 30, 2014	12,041
EUR	1,853	Term Loan, 11.50%, Maturing May 30, 2014	422,701
Keystone Automotive Operations, Inc.
	4,449	Term Loan, 3.78%, Maturing January 12, 2012	2,725,219
Locafroid Services S.A.S.
EUR	132	Term Loan, 3.47%, Maturing February 15, 2012	140,298
Tenneco Automotive, Inc.
	3,125	Term Loan, 5.75%, Maturing March 17, 2014	2,953,125
TriMas Corp.
	375	Term Loan, 2.52%, Maturing August 2, 2011	345,469
	1,576	Term Loan, 2.50%, Maturing August 2, 2013	1,452,120
TRW Automotive, Inc.
	2,748	Term Loan, 6.25%, Maturing February 2, 2014	2,753,480

See notes to financial statements

Senior Debt Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Automotive (continued)

United Components, Inc.
	2,779	Term Loan, 2.72%, Maturing June 30, 2010	$2,577,798

			$63,373,390

Beverage and Tobacco — 0.3%

Culligan International Co.
EUR	3,000	Term Loan - Second Lien, 5.19%, Maturing May 31, 2013	$1,644,570
Van Houtte, Inc.
	234	Term Loan, 2.78%, Maturing July 11, 2014	223,427
	1,717	Term Loan, 2.78%, Maturing July 11, 2014	1,638,462

			$3,506,459

Brokers, Dealers and Investment Houses — 0.4%

AmeriTrade Holding Corp.
	5,578	Term Loan, 1.75%, Maturing December 31, 2012	$5,424,365

			$5,424,365

Building and Development — 3.8%

401 North Wabash Venture, LLC
	2,180	Term Loan, 0.00%, Maturing May 7, 2009(6)	$1,634,640
AIMCO Properties, L.P.
	4,725	Term Loan, 1.75%, Maturing March 23, 2011	4,536,000
Beacon Sales Acquisition, Inc.
	1,900	Term Loan, 2.28%, Maturing September 30, 2013	1,793,222
Brickman Group Holdings, Inc.
	2,415	Term Loan, 2.28%, Maturing January 23, 2014	2,279,828
Capital Automotive (REIT)
	1,935	Term Loan, 5.75%, Maturing December 14, 2012	1,731,518
Epco/Fantome, LLC
	4,488	Term Loan, 2.87%, Maturing November 23, 2010	3,433,320
Forestar USA Real Estate Group, Inc.
	3,754	Revolving Loan, 0.39%, Maturing December 1, 2010(3)	3,153,715
	3,018	Term Loan, 5.10%, Maturing December 1, 2010	2,716,071
Hearthstone Housing Partners II, LLC
	1,992	Revolving Loan, 1.75%, Maturing December 1, 2009(3)	1,327,418
Lafarge Roofing
	540	Term Loan, 2.41%, Maturing July 16, 2014	396,352
	548	Term Loan, 2.66%, Maturing July 16, 2014	402,062
EUR	353	Term Loan, 5.00%, Maturing April 16, 2015	253,361
LNR Property Corp.
	1,541	Term Loan, 3.75%, Maturing July 3, 2011	1,224,714
Materis
EUR	819	Term Loan, 3.10%, Maturing April 27, 2014	888,447
EUR	872	Term Loan, 3.47%, Maturing April 27, 2015	946,008
Mueller Water Products, Inc.
	2,096	Term Loan, 5.78%, Maturing May 24, 2014	2,052,593
NCI Building Systems, Inc.
	1,117	Term Loan, 4.03%, Maturing June 18, 2010	1,040,118
Panolam Industries Holdings, Inc.
	2,104	Term Loan, 5.00%, Maturing September 30, 2012	1,898,490
Re/Max International, Inc.
	1,912	Term Loan, 6.50%, Maturing December 17, 2012	1,873,820
	3,097	Term Loan, 9.77%, Maturing December 17, 2012	3,050,418
Realogy Corp.
	416	Term Loan, 3.24%, Maturing September 1, 2014	349,600
	2,569	Term Loan, 3.29%, Maturing September 1, 2014	2,159,707
Sanitec Europe OY
EUR	2,325	Term Loan, 2.50%, Maturing June 25, 2016	2,372,066
South Edge, LLC
	4,475	Term Loan, 0.00%, Maturing October 31, 2009(6)	1,376,062
WCI Communities, Inc.
	1,248	Term Loan, 10.00%, Maturing September 3, 2014	1,070,131
	4,016	Term Loan, 10.06%, Maturing September 3, 2014	3,965,383

			$47,925,064

Business Equipment and Services — 10.2%

Activant Solutions, Inc.
	2,038	Term Loan, 2.31%, Maturing May 1, 2013	$1,900,733
Affiliated Computer Services
	6,337	Term Loan, 2.24%, Maturing March 20, 2013	6,270,655
	1,915	Term Loan, 2.24%, Maturing March 20, 2013	1,895,084
Affinion Group, Inc.
	6,699	Term Loan, 2.74%, Maturing October 17, 2012	6,442,638
Allied Barton Security Service
	1,437	Term Loan, 6.75%, Maturing February 21, 2015	1,456,352
Education Management, LLC
	5,645	Term Loan, 2.06%, Maturing June 1, 2013	5,305,806
Info USA, Inc.
	807	Term Loan, 2.29%, Maturing February 14, 2012	780,958
Intergraph Corp.
	837	Term Loan, 2.37%, Maturing May 29, 2014	803,362
	2,000	Term Loan - Second Lien, 6.29%, Maturing November 29, 2014	1,925,000
iPayment, Inc.
	3,500	Term Loan, 2.27%, Maturing May 10, 2013	3,198,207
Kronos, Inc.
	2,488	Term Loan, 2.28%, Maturing June 11, 2014	2,347,951

See notes to financial statements

Senior Debt Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Business Equipment and Services (continued)

Language Line, Inc.
	6,170	Term Loan, 5.50%, Maturing June 11, 2011	$6,169,697
	4,725	Term Loan, Maturing October 30, 2015(4)	4,727,953
Mitchell International, Inc.
	1,000	Term Loan - Second Lien, 5.56%, Maturing March 28, 2015	680,000
N.E.W. Holdings I, LLC
	4,554	Term Loan, 2.74%, Maturing May 22, 2014	4,266,640
Protection One, Inc.
	3,137	Term Loan, 2.49%, Maturing March 31, 2012	3,002,171
Quantum Corp.
	666	Term Loan, 3.78%, Maturing July 12, 2014	608,754
Quintiles Transnational Corp.
	4,596	Term Loan, 2.28%, Maturing March 31, 2013	4,386,037
RiskMetrics Group Holdings, LLC
	3,494	Term Loan, 2.28%, Maturing January 11, 2014	3,406,390
Sabre, Inc.
	12,884	Term Loan, 2.49%, Maturing September 30, 2014	11,185,136
Serena Software, Inc.
	2,725	Term Loan, 2.32%, Maturing March 10, 2013	2,523,899
Sitel (Client Logic)
	4,758	Term Loan, 5.77%, Maturing January 29, 2014	4,139,637
Solera Holdings, LLC
	2,582	Term Loan, 2.06%, Maturing May 15, 2014	2,480,010
SunGard Data Systems, Inc.
	614	Term Loan, 1.99%, Maturing February 11, 2013	577,929
	1,683	Term Loan, 6.75%, Maturing February 28, 2014	1,704,038
	17,340	Term Loan, 4.07%, Maturing February 28, 2016	16,872,167
Ticketmaster
	2,000	Term Loan, 3.55%, Maturing July 22, 2014	1,970,000
Transaction Network Services, Inc.
	1,621	Term Loan, 9.50%, Maturing May 4, 2012	1,637,365
Travelport, LLC
	3,910	Term Loan, 2.78%, Maturing August 23, 2013	3,565,083
	4,957	Term Loan, 2.78%, Maturing August 23, 2013	4,523,592
	2,357	Term Loan, 2.78%, Maturing August 23, 2013	2,150,640
EUR	1,053	Term Loan, 3.24%, Maturing August 23, 2013	1,386,817
Valassis Communications, Inc.
	1,323	Term Loan, 2.04%, Maturing March 2, 2014	1,238,176
VWR International, Inc.
	5,392	Term Loan, 2.74%, Maturing June 28, 2013	4,933,223
West Corp.
	3,659	Term Loan, 2.62%, Maturing October 24, 2013	3,367,845
	5,314	Term Loan, 4.12%, Maturing July 15, 2016	5,007,537

			$128,837,482

Cable and Satellite Television — 10.1%

Atlantic Broadband Finance, LLC
	5,180	Term Loan, 6.75%, Maturing June 8, 2013	$5,166,814
	193	Term Loan, 2.54%, Maturing September 1, 2013	190,135
Bresnan Broadband Holdings, LLC
	1,440	Term Loan, 2.29%, Maturing March 29, 2014	1,386,973
	2,985	Term Loan, 2.42%, Maturing March 29, 2014	2,875,549
Cequel Communications, LLC
	14,884	Term Loan, 2.24%, Maturing November 5, 2013	14,251,503
	3,000	Term Loan - Second Lien, 4.79%, Maturing May 5, 2014	2,938,500
Charter Communications Operating, Inc.
	18,532	Term Loan, 6.25%, Maturing April 28, 2013	16,896,790
CSC Holdings, Inc.
	9,264	Term Loan, 2.05%, Maturing March 29, 2013	8,836,957
DirectTV Holdings, LLC
	1,686	Term Loan, 1.74%, Maturing April 13, 2013	1,654,656
Foxco Acquisition Sub., LLC
	1,340	Term Loan, 7.25%, Maturing July 2, 2015	1,224,517
Insight Midwest Holdings, LLC
	7,838	Term Loan, 2.29%, Maturing April 6, 2014	7,470,015
MCC Iowa, LLC
	1,911	Term Loan, 1.98%, Maturing January 31, 2015	1,758,220
Mediacom Illinois, LLC
	2,430	Term Loan, 1.48%, Maturing September 30, 2012	2,259,900
	5,861	Term Loan, 1.73%, Maturing January 31, 2015	5,389,316
NTL Investment Holdings, Ltd.
GBP	1,501	Term Loan, 5.12%, Maturing September 3, 2012	2,392,825
ProSiebenSat.1 Media AG
EUR	1,072	Term Loan, 3.53%, Maturing March 2, 2015	1,055,683
EUR	263	Term Loan, 2.73%, Maturing June 26, 2015	327,510
EUR	6,272	Term Loan, 2.73%, Maturing June 26, 2015	7,811,162
EUR	1,072	Term Loan, 3.78%, Maturing March 2, 2016	1,055,683
San Juan Cable, LLC
	963	Term Loan, 2.04%, Maturing October 31, 2012	899,969
UPC Broadband Holding B.V.
	1,593	Term Loan, 2.00%, Maturing December 31, 2014	1,493,897
	1,864	Term Loan, 3.75%, Maturing December 31, 2016	1,794,219
EUR	8,221	Term Loan, 4.19%, Maturing December 31, 2016	11,130,863
EUR	5,930	Term Loan, 4.44%, Maturing December 31, 2017	8,065,706
Virgin Media Investment Holding
GBP	3,000	Term Loan, Maturing March 2, 2012(4)	4,805,130
	3,296	Term Loan, 3.78%, Maturing March 30, 2012	3,283,225
GBP	1,188	Term Loan, 4.40%, Maturing March 30, 2012	1,892,688
GBP	1,388	Term Loan, 4.40%, Maturing March 30, 2012	2,212,252
GBP	763	Term Loan, 4.43%, Maturing March 30, 2012	1,216,691

See notes to financial statements

Senior Debt Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Cable and Satellite Television (continued)

YPSO Holding SA
EUR	957	Term Loan, 2.68%, Maturing July 28, 2014	$1,090,700
EUR	1,562	Term Loan, 2.68%, Maturing July 28, 2014	1,779,564
EUR	2,481	Term Loan, 2.68%, Maturing July 28, 2014	2,826,254

			$127,433,866

Chemicals and Plastics — 7.6%

Ashland, Inc.
	1,460	Term Loan, 7.65%, Maturing November 20, 2014	$1,486,230
AZ Chem US, Inc.
	922	Term Loan, 2.24%, Maturing February 28, 2013	878,320
Brenntag Holding GmbH and Co. KG
	3,537	Term Loan, 2.25%, Maturing December 23, 2013	3,368,768
	864	Term Loan, 2.29%, Maturing December 23, 2013	822,529
EUR	2,071	Term Loan, 2.88%, Maturing December 23, 2013	2,948,774
EUR	377	Term Loan, 2.68%, Maturing December 23, 2014	536,767
EUR	486	Term Loan, 2.87%, Maturing December 23, 2014	691,891
	1,000	Term Loan - Second Lien, 4.25%, Maturing December 23, 2015	938,333
British Vita UK, Ltd.
EUR	1,205	Term Loan, 5.78%, Maturing June 30, 2014(2)	1,217,627
Celanese Holdings, LLC
	2,500	Term Loan, 2.00%, Maturing April 2, 2014	2,349,220
	9,135	Term Loan, 2.04%, Maturing April 2, 2014	8,567,918
Cognis GmbH
EUR	615	Term Loan, 2.77%, Maturing September 15, 2013	825,865
EUR	2,510	Term Loan, 2.77%, Maturing September 15, 2013	3,372,281
Columbian Chemicals Acquisition
	429	Term Loan, 6.31%, Maturing March 16, 2013	365,960
Ferro Corp.
	6,111	Term Loan, 6.29%, Maturing June 6, 2012	5,820,317
Georgia Gulf Corp.
	1,966	Term Loan, 10.00%, Maturing October 3, 2013	1,967,162
Hexion Specialty Chemicals, Inc.
EUR	737	Term Loan, 2.95%, Maturing May 5, 2012	844,270
	1,282	Term Loan, 2.56%, Maturing May 5, 2013	1,019,514
	5,903	Term Loan, 2.56%, Maturing May 5, 2013	4,693,280
	3,910	Term Loan, 2.56%, Maturing June 15, 2014	3,069,350
Huntsman International, LLC
	5,660	Term Loan, 1.99%, Maturing August 16, 2012	5,182,458
INEOS Group
EUR	416	Term Loan, 5.52%, Maturing December 14, 2011	521,887
EUR	2,568	Term Loan, 5.52%, Maturing December 14, 2011	3,219,227
EUR	2,676	Term Loan, 6.02%, Maturing December 14, 2011	3,354,015
EUR	309	Term Loan, 8.02%, Maturing December 14, 2011	387,099
	1,620	Term Loan, 7.00%, Maturing December 14, 2012	1,397,372
	2,552	Term Loan, 7.50%, Maturing December 14, 2013	2,189,398
	2,484	Term Loan, 10.00%, Maturing December 14, 2014	2,131,550
EUR	1,000	Term Loan - Second Lien, Maturing December 14, 2012(4)	1,101,439
ISP Chemco, Inc.
	6,635	Term Loan, 2.00%, Maturing June 4, 2014	6,297,042
Kranton Polymers, LLC
	5,457	Term Loan, 2.31%, Maturing May 12, 2013	5,192,268
MacDermid, Inc.
EUR	1,081	Term Loan, 2.64%, Maturing April 12, 2014	1,254,215
Millenium Inorganic Chemicals
	3,927	Term Loan, 2.53%, Maturing April 30, 2014	3,612,868
Momentive Performance Material
	4,714	Term Loan, 2.50%, Maturing December 4, 2013	3,946,549
Nalco Co.
	1,318	Term Loan, 6.50%, Maturing May 6, 2016	1,343,095
Rockwood Specialties Group, Inc.
	7,756	Term Loan, 6.00%, Maturing May 15, 2014	7,865,148
Schoeller Arca Systems Holding
EUR	289	Term Loan, 3.68%, Maturing November 16, 2015	272,239
EUR	824	Term Loan, 3.68%, Maturing November 16, 2015	776,203
EUR	887	Term Loan, 3.68%, Maturing November 16, 2015	835,271

			$96,663,719

Clothing / Textiles — 0.5%

Hanesbrands, Inc.
	1,925	Term Loan, 5.03%, Maturing September 5, 2013	$1,936,602
	2,025	Term Loan - Second Lien, 3.99%, Maturing March 5, 2014	1,961,718
St. John Knits International, Inc.
	1,748	Term Loan, 9.25%, Maturing March 23, 2012	1,416,005
The William Carter Co.
	1,146	Term Loan, 1.75%, Maturing July 14, 2012	1,120,602

			$6,434,927

Conglomerates — 3.8%

Amsted Industries, Inc.
	4,901	Term Loan, 2.29%, Maturing October 15, 2010	$4,496,360
	473	Term Loan, 2.40%, Maturing April 5, 2013	433,823
Doncasters (Dunde HoldCo 4 Ltd.)
GBP	581	Term Loan, 3.02%, Maturing July 13, 2015	775,255
GBP	581	Term Loan, 3.52%, Maturing July 13, 2015	775,255
	1,307	Term Loan, 4.24%, Maturing July 13, 2015	1,061,891
	1,307	Term Loan, 4.74%, Maturing July 13, 2015	1,061,891

See notes to financial statements

Senior Debt Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Conglomerates (continued)

Gentek Holding, LLC
	825	Term Loan, Maturing October 29, 2014(4)	$830,843
Jarden Corp.
	987	Term Loan, 2.03%, Maturing January 24, 2012	952,776
	4,184	Term Loan, 2.03%, Maturing January 24, 2012	4,047,074
	1,515	Term Loan, 2.78%, Maturing January 24, 2012	1,487,484
Johnson Diversey, Inc.
	1,034	Term Loan, 2.48%, Maturing December 16, 2010	1,029,948
	4,847	Term Loan, 2.48%, Maturing December 16, 2011	4,827,549
Manitowoc Company, Inc. (The)
	5,769	Term Loan, 7.50%, Maturing August 21, 2014	5,689,639
Polymer Group, Inc.
	2,000	Revolving Loan, 0.74%, Maturing November 22, 2010(3)	1,700,000
	5,374	Term Loan, 7.00%, Maturing November 22, 2014	5,387,813
RBS Global, Inc.
	1,068	Term Loan, 2.50%, Maturing July 19, 2013	1,024,225
	4,878	Term Loan, 2.79%, Maturing July 19, 2013	4,699,012
RGIS Holdings, LLC
	269	Term Loan, 2.75%, Maturing April 30, 2014	239,444
	5,373	Term Loan, 2.77%, Maturing April 30, 2014	4,788,877
US Investigations Services, Inc.
	1,960	Term Loan, 3.29%, Maturing February 21, 2015	1,826,627
Vertrue, Inc.
	1,000	Term Loan, 3.29%, Maturing August 16, 2014	827,500

			$47,963,286

Containers and Glass Products — 4.2%

Berry Plastics Corp.
	6,088	Term Loan, 2.30%, Maturing April 3, 2015	$5,246,199
Consolidated Container Co.
	887	Term Loan, 2.50%, Maturing March 28, 2014	825,767
	1,500	Term Loan - Second Lien, 5.75%, Maturing September 28, 2014	1,246,250
Crown Americas, Inc.
	1,334	Term Loan, 2.00%, Maturing November 15, 2012	1,308,186
EUR	970	Term Loan, 2.18%, Maturing November 15, 2012	1,379,323
Graham Packaging Holdings Co.
	1,785	Term Loan, 2.55%, Maturing October 7, 2011	1,745,790
	7,903	Term Loan, 6.75%, Maturing April 5, 2014	7,922,420
Graphic Packaging International, Inc.
	6,148	Term Loan, 2.28%, Maturing May 16, 2014	5,860,588
	1,970	Term Loan, 3.03%, Maturing May 16, 2014	1,896,125
JSG Acquisitions
EUR	2,414	Term Loan, 4.00%, Maturing December 31, 2014	3,423,068
EUR	2,414	Term Loan, 4.11%, Maturing December 31, 2014	3,422,674
OI European Group B.V.
EUR	3,830	Term Loan, 1.93%, Maturing June 14, 2013	5,401,570
Owens-Brockway Glass Container
	4,788	Term Loan, 1.74%, Maturing June 14, 2013	4,677,785
Smurfit-Stone Container Corp.
	3,578	Revolving Loan, 2.84%, Maturing July 28, 2010	3,505,968
	1,187	Revolving Loan, 3.06%, Maturing July 28, 2010	1,162,823
	466	Term Loan, 2.50%, Maturing November 1, 2011	452,590
	817	Term Loan, 2.50%, Maturing November 1, 2011	796,073
	1,540	Term Loan, 2.50%, Maturing November 1, 2011	1,496,938
	718	Term Loan, 4.50%, Maturing November 1, 2011	699,520

			$52,469,657

Cosmetics / Toiletries — 0.4%

American Safety Razor Co.
	1,000	Term Loan - Second Lien, 6.54%, Maturing July 31, 2014	$817,500
Bausch & Lomb, Inc.
	216	Term Loan, 3.52%, Maturing April 30, 2015	205,948
	888	Term Loan, 3.53%, Maturing April 30, 2015	848,074
Prestige Brands, Inc.
	3,684	Term Loan, 2.49%, Maturing April 7, 2011	3,619,213

			$5,490,735

Drugs — 0.9%

Chattem, Inc.
	1,097	Term Loan, 2.02%, Maturing January 2, 2013	$1,080,791
Graceway Pharmaceuticals, LLC
	5,708	Term Loan, 2.99%, Maturing May 3, 2012	4,024,082
	1,000	Term Loan - Second Lien, 6.74%, Maturing May 3, 2013	342,500
Pharmaceutical Holdings Corp.
	1,197	Term Loan, 3.50%, Maturing January 30, 2012	1,134,293
Warner Chilcott Corp.
	1,747	Term Loan, Maturing October 30, 2014(4)	1,752,913
	612	Term Loan, Maturing April 30, 2015(4)	613,519
	874	Term Loan, Maturing April 30, 2015(4)	876,456
	1,922	Term Loan, Maturing April 30, 2015(4)	1,902,827

			$11,727,381

Ecological Services and Equipment — 1.5%

Blue Waste B.V. (AVR Acquisition)
EUR	4,000	Term Loan, 2.68%, Maturing April 1, 2015	$5,448,051

See notes to financial statements

Senior Debt Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Ecological Services and Equipment (continued)

Environmental Systems Products Holdings, Inc.
	208	Term Loan - Second Lien, 13.50%, Maturing December 12, 2010	$186,525
Kemble Water Structure, Ltd.
GBP	8,500	Term Loan - Second Lien, 4.49%, Maturing October 13, 2013	10,736,996
Sensus Metering Systems, Inc.
	2,997	Term Loan, 7.00%, Maturing June 3, 2013	3,007,932

			$19,379,504

Electronics / Electrical — 4.0%

Aspect Software, Inc.
	3,949	Term Loan, 3.31%, Maturing July 11, 2011	$3,622,954
FCI International S.A.S.
	497	Term Loan, 3.41%, Maturing November 1, 2013	453,112
	497	Term Loan, 3.41%, Maturing November 1, 2013	453,112
	516	Term Loan, 3.41%, Maturing November 1, 2013	470,657
	516	Term Loan, 3.41%, Maturing November 1, 2013	470,657
Freescale Semiconductor, Inc.
	6,535	Term Loan, 2.00%, Maturing December 1, 2013	5,328,011
Infor Enterprise Solutions Holdings
EUR	1,945	Term Loan, 3.43%, Maturing July 28, 2012	2,558,235
	4,107	Term Loan, 4.00%, Maturing July 28, 2012	3,624,655
	7,872	Term Loan, 4.00%, Maturing July 28, 2012	6,947,254
	500	Term Loan, 5.74%, Maturing March 2, 2014	340,625
Network Solutions, LLC
	2,085	Term Loan, 2.78%, Maturing March 7, 2014	1,876,113
Open Solutions, Inc.
	5,437	Term Loan, 2.41%, Maturing January 23, 2014	4,412,711
Sensata Technologies Finance Co.
	6,595	Term Loan, 2.03%, Maturing April 27, 2013	5,678,175
Spectrum Brands, Inc.
	440	Term Loan, 8.00%, Maturing March 30, 2013	431,075
	8,551	Term Loan, 8.00%, Maturing March 30, 2013	8,383,775
VeriFone, Inc.
	226	Term Loan, 3.00%, Maturing October 31, 2013	216,069
Vertafore, Inc.
	4,826	Term Loan, 5.50%, Maturing July 31, 2014	4,753,856

			$50,021,046

Equipment Leasing — 0.4%

Hertz Corp.
	4,277	Term Loan, 2.00%, Maturing December 21, 2012	$4,001,721
	785	Term Loan, 2.04%, Maturing December 21, 2012	734,542

			$4,736,263

Farming / Agriculture — 0.5%

BF Bolthouse HoldCo, LLC
	1,719	Term Loan, 2.56%, Maturing December 16, 2012	$1,681,679
	1,000	Term Loan - Second Lien, 5.74%, Maturing December 16, 2013	947,500
Central Garden & Pet Co.
	3,362	Term Loan, 1.75%, Maturing February 28, 2014	3,199,035

			$5,828,214

Financial Intermediaries — 2.0%

Citco III, Ltd.
	6,189	Term Loan, 2.85%, Maturing June 30, 2014	$5,415,092
E.A. Viner International Co.
	132	Term Loan, 4.79%, Maturing July 31, 2013	124,375
Grosvenor Capital Management
	1,414	Term Loan, 2.25%, Maturing December 5, 2013	1,286,978
Jupiter Asset Management Group
GBP	1,321	Term Loan, 2.74%, Maturing June 30, 2015	2,048,970
LPL Holdings, Inc.
	11,607	Term Loan, 2.01%, Maturing December 18, 2014	10,968,947
Nuveen Investments, Inc.
	2,262	Term Loan, 3.28%, Maturing November 2, 2014	1,959,096
Oxford Acquisition III, Ltd.
	2,965	Term Loan, 2.28%, Maturing May 24, 2014	2,465,747
RJO Holdings Corp. (RJ O’Brien)
	1,446	Term Loan, 3.25%, Maturing July 31, 2014	972,614

			$25,241,819

Food Products — 3.2%

Advantage Sales & Marketing, Inc.
	7,021	Term Loan, 2.29%, Maturing March 29, 2013	$6,687,535
American Seafoods Group, LLC
	329	Term Loan, 4.03%, Maturing September 30, 2012	320,972
B&G Foods, Inc.
	1,130	Term Loan, 2.35%, Maturing February 23, 2013	1,112,065
BL Marketing, Ltd.
GBP	1,500	Term Loan, 2.52%, Maturing December 31, 2013	2,369,554
Dean Foods Co.
	8,999	Term Loan, 1.66%, Maturing April 2, 2014	8,430,546
Dole Food Company, Inc.
	312	Term Loan, 7.15%, Maturing April 12, 2013	315,977
	544	Term Loan, 8.00%, Maturing April 12, 2013	550,929
	1,956	Term Loan, 8.00%, Maturing April 12, 2013	1,978,763
Pinnacle Foods Finance, LLC
	3,000	Revolving Loan, 0.90%, Maturing April 2, 2013(3)	2,025,000
	10,467	Term Loan, 3.00%, Maturing April 2, 2014	9,825,555

See notes to financial statements

Senior Debt Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Food Products (continued)

Reddy Ice Group, Inc.
	7,975	Term Loan, 2.00%, Maturing August 9, 2012	$7,137,625

			$40,754,521

Food Service — 3.4%

AFC Enterprises, Inc.
	833	Term Loan, 7.00%, Maturing May 11, 2011	$839,687
Aramark Corp.
	1,113	Term Loan, 2.14%, Maturing January 26, 2014	1,023,512
	17,088	Term Loan, 2.16%, Maturing January 26, 2014	15,714,184
	169	Term Loan, 3.25%, Maturing October 22, 2014	162,285
Buffets, Inc.
	1,569	Term Loan, 18.00%, Maturing April 30, 2012	1,602,670
	313	Term Loan, 7.53%, Maturing November 1, 2013(2)	275,226
	1,566	Term Loan - Second Lien, 17.78%, Maturing November 1, 2013(2)	1,377,690
CBRL Group, Inc.
	6,139	Term Loan, 1.97%, Maturing April 27, 2013	5,920,681
JRD Holdings, Inc.
	2,083	Term Loan, 2.50%, Maturing June 26, 2014	2,004,707
Maine Beverage Co., LLC
	1,312	Term Loan, 2.04%, Maturing June 30, 2010	1,214,062
NPC International, Inc.
	1,843	Term Loan, 2.03%, Maturing May 3, 2013	1,753,384
OSI Restaurant Partners, LLC
	354	Term Loan, 3.03%, Maturing May 9, 2013	295,955
	4,021	Term Loan, 2.56%, Maturing May 9, 2014	3,359,639
QCE Finance, LLC
	4,168	Term Loan, 2.56%, Maturing May 5, 2013	3,373,972
Sagittarius Restaurants, LLC
	1,123	Term Loan, 9.75%, Maturing March 29, 2013	1,044,550
Selecta
GBP	2,500	Term Loan, 3.79%, Maturing June 28, 2015	3,056,827

			$43,019,031

Food / Drug Retailers — 3.0%

General Nutrition Centers, Inc.
	7,193	Term Loan, 2.52%, Maturing September 16, 2013	$6,676,029
Pantry, Inc. (The)
	737	Term Loan, 1.75%, Maturing May 15, 2014	698,931
	2,560	Term Loan, 1.75%, Maturing May 15, 2014	2,427,631
Rite Aid Corp.
	14,598	Term Loan, 2.00%, Maturing June 1, 2014	12,660,641
	2,450	Term Loan, 6.00%, Maturing June 4, 2014	2,303,235
	2,500	Term Loan, 9.50%, Maturing June 4, 2014	2,591,667
Roundy’s Supermarkets, Inc.
	10,769	Term Loan, 6.03%, Maturing November 3, 2011	10,625,093

			$37,983,227

Forest Products — 2.3%

Appleton Papers, Inc.
	4,350	Term Loan, 6.63%, Maturing June 5, 2014	$3,958,386
Georgia-Pacific Corp.
	11,740	Term Loan, 2.32%, Maturing December 20, 2012	11,332,231
	8,360	Term Loan, 2.33%, Maturing December 20, 2012	8,069,979
	3,203	Term Loan, 3.59%, Maturing December 23, 2014	3,187,636
Xerium Technologies, Inc.
	2,839	Term Loan, 5.78%, Maturing May 18, 2012	2,327,873

			$28,876,105

Health Care — 11.5%

Accellent, Inc.
	2,614	Term Loan, 2.87%, Maturing November 22, 2012	$2,485,733
Alliance Imaging, Inc.
	1,821	Term Loan, 2.86%, Maturing December 29, 2011	1,765,998
American Medical Systems
	1,914	Term Loan, 2.50%, Maturing July 20, 2012	1,861,241
AMN Healthcare, Inc.
	584	Term Loan, 2.03%, Maturing November 2, 2011	545,701
AMR HoldCo, Inc.
	1,608	Term Loan, 2.25%, Maturing February 10, 2012	1,547,734
Biomet, Inc.
	7,386	Term Loan, 3.28%, Maturing December 26, 2014	7,110,855
EUR	1,048	Term Loan, 3.58%, Maturing December 26, 2014	1,476,526
Cardinal Health 409, Inc.
	5,938	Term Loan, 2.49%, Maturing April 10, 2014	5,178,209
Carestream Health, Inc.
	6,580	Term Loan, 2.24%, Maturing April 30, 2013	6,169,723
Carl Zeiss Vision Holding GmbH
	3,701	Term Loan, 2.74%, Maturing March 23, 2015	2,609,127
Community Health Systems, Inc.
	1,009	Term Loan, 2.49%, Maturing July 25, 2014	941,775
	19,762	Term Loan, 2.61%, Maturing July 25, 2014	18,454,320
Concentra, Inc.
	2,151	Term Loan, 2.54%, Maturing June 25, 2014	2,005,341
ConMed Corp.
	1,015	Term Loan, 1.74%, Maturing April 13, 2013	944,204
CRC Health Corp.
	1,358	Term Loan, 2.53%, Maturing February 6, 2013	1,215,410
	1,461	Term Loan, 2.53%, Maturing February 6, 2013	1,307,821

See notes to financial statements

Senior Debt Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Health Care (continued)

Dako (Eqt Project Delphi)
EUR	1,337	Term Loan, 2.56%, Maturing June 12, 2015	$1,613,268
DaVita, Inc.
	7,807	Term Loan, 1.76%, Maturing October 5, 2012	7,510,112
DJO Finance, LLC
	995	Term Loan, 3.26%, Maturing May 15, 2014	961,358
HCA, Inc.
	20,989	Term Loan, 2.53%, Maturing November 18, 2013	19,588,385
Health Management Association, Inc.
	10,492	Term Loan, 2.03%, Maturing February 28, 2014	9,759,180
HealthSouth Corp.
	1,370	Term Loan, 2.55%, Maturing March 10, 2013	1,308,729
	1,000	Term Loan, 2.65%, Maturing March 10, 2013	910,000
	1,128	Term Loan, 4.05%, Maturing March 15, 2014	1,105,338
Iasis Healthcare, LLC
	960	Term Loan, 2.24%, Maturing March 14, 2014	905,140
	2,773	Term Loan, 2.24%, Maturing March 14, 2014	2,615,510
	259	Term Loan, 2.24%, Maturing March 14, 2014	244,426
IM U.S. Holdings, LLC
	3,837	Term Loan, 2.26%, Maturing June 26, 2014	3,635,262
Invacare Corp.
	576	Term Loan, 2.49%, Maturing February 12, 2013	549,360
inVentiv Health, Inc.
	2,128	Term Loan, 2.04%, Maturing July 6, 2014	1,995,124
LifePoint Hospitals, Inc.
	2,242	Term Loan, 2.02%, Maturing April 15, 2012	2,177,810
MultiPlan Merger Corp.
	1,086	Term Loan, 2.75%, Maturing April 12, 2013	1,028,549
	1,370	Term Loan, 2.75%, Maturing April 12, 2013	1,297,649
Mylan, Inc.
	6,465	Term Loan, 3.55%, Maturing October 2, 2014	6,303,251
National Mentor Holdings, Inc.
	3,105	Term Loan, 2.29%, Maturing June 29, 2013	2,796,700
	190	Term Loan, 4.59%, Maturing June 29, 2013	171,479
Nyco Holdings
EUR	2,321	Term Loan, 2.93%, Maturing December 29, 2014	3,175,475
EUR	2,321	Term Loan, 3.68%, Maturing December 29, 2015	3,175,475
RadNet Management, Inc.
	2,602	Term Loan, 4.54%, Maturing November 15, 2012	2,511,008
ReAble Therapeutics Finance, LLC
	4,353	Term Loan, 2.29%, Maturing November 16, 2013	4,156,887
Select Medical Holdings Corp.
	4,728	Term Loan, 4.16%, Maturing August 5, 2014	4,740,264
Sunrise Medical Holdings, Inc.
	1,656	Term Loan, 8.25%, Maturing May 13, 2010	1,200,651
TZ Merger Sub., Inc. (TriZetto)
	995	Term Loan, 7.50%, Maturing July 24, 2015	999,950
Vanguard Health Holding Co., LLC
	2,801	Term Loan, 2.49%, Maturing September 23, 2011	2,737,817
Viant Holdings, Inc.
	715	Term Loan, 2.54%, Maturing June 25, 2014	696,893

			$145,490,768

Home Furnishings — 1.2%

Hunter Fan Co.
	1,415	Term Loan, 2.75%, Maturing April 16, 2014	$1,018,867
Interline Brands, Inc.
	826	Term Loan, 1.99%, Maturing June 23, 2013	762,065
	2,635	Term Loan, 2.04%, Maturing June 23, 2013	2,431,088
National Bedding Co., LLC
	1,834	Term Loan, 2.28%, Maturing August 31, 2011	1,673,892
Oreck Corp.
	1,239	Term Loan, 0.00%, Maturing February 2, 2012(5)(7)	444,835
Simmons Co.
	8,778	Term Loan, 10.50%, Maturing December 19, 2011	8,706,398
	2,181	Term Loan, 7.35%, Maturing February 15, 2012(2)	65,419

			$15,102,564

Industrial Equipment — 2.8%

CEVA Group PLC U.S.
	3,433	Term Loan, 3.24%, Maturing January 4, 2014	$2,897,878
	413	Term Loan, 3.28%, Maturing January 4, 2014	343,610
EUR	259	Term Loan, 3.43%, Maturing January 4, 2014	317,171
EUR	440	Term Loan, 3.43%, Maturing January 4, 2014	538,593
EUR	541	Term Loan, 3.43%, Maturing January 4, 2014	661,934
EUR	435	Term Loan, 3.74%, Maturing January 4, 2014	532,953
EPD Holdings (Goodyear Engineering Products)
	451	Term Loan, 2.50%, Maturing July 13, 2014	365,300
	3,151	Term Loan, 2.50%, Maturing July 13, 2014	2,550,594
	1,000	Term Loan - Second Lien, 6.00%, Maturing July 13, 2015	610,000
Generac Acquisition Corp.
	1,727	Term Loan, 2.78%, Maturing November 7, 2013	1,565,878
	2,000	Term Loan - Second Lien, 6.28%, Maturing April 7, 2014	1,712,500
Gleason Corp.
	591	Term Loan, 2.09%, Maturing June 30, 2013	576,084
	1,749	Term Loan, 2.09%, Maturing June 30, 2013	1,705,210
Jason, Inc.
	1,325	Term Loan, 5.03%, Maturing April 30, 2010	695,633

See notes to financial statements

Senior Debt Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Industrial Equipment (continued)

John Maneely Co.
	7,220	Term Loan, 3.51%, Maturing December 8, 2013	$6,633,092
KION Group GmbH
EUR	500	Term Loan, Maturing December 23, 2014(4)	509,559
	1,750	Term Loan, 2.49%, Maturing December 23, 2014	1,205,312
EUR	500	Term Loan, Maturing December 23, 2015(4)	509,559
	1,750	Term Loan, 2.74%, Maturing December 23, 2015	1,205,313
Polypore, Inc.
	8,309	Term Loan, 2.46%, Maturing July 3, 2014	7,779,067
EUR	726	Term Loan, 2.64%, Maturing July 3, 2014	994,012
TFS Acquisition Corp.
	1,936	Term Loan, 14.00%, Maturing August 11, 2013(2)	1,292,225

			$35,201,477

Insurance — 2.7%

Alliant Holdings I, Inc.
	5,000	Term Loan, 0.50%, Maturing August 21, 2012(3)	$4,350,000
Applied Systems, Inc.
	1,915	Term Loan, 2.74%, Maturing September 26, 2013	1,820,235
CCC Information Services Group, Inc.
	3,954	Term Loan, 2.50%, Maturing February 10, 2013	3,840,538
Conseco, Inc.
	9,345	Term Loan, 6.50%, Maturing October 10, 2013	8,465,150
Crump Group, Inc.
	2,416	Term Loan, 3.25%, Maturing August 4, 2014	2,186,536
Getty Images, Inc.
	3,705	Term Loan, 6.25%, Maturing July 2, 2015	3,731,050
Hub International Holdings, Inc.
	863	Term Loan, 2.74%, Maturing June 13, 2014	761,502
	3,841	Term Loan, 2.74%, Maturing June 13, 2014	3,387,871
	1,350	Term Loan, Maturing June 30, 2014(4)	1,323,000
U.S.I. Holdings Corp.
	4,702	Term Loan, 3.04%, Maturing May 4, 2014	4,094,991

			$33,960,873

Leisure Goods / Activities / Movies — 6.3%

24 Hour Fitness Worldwide, Inc.
	1,740	Term Loan, 2.77%, Maturing June 8, 2012	$1,630,161
AMC Entertainment, Inc.
	5,000	Term Loan, 1.74%, Maturing January 26, 2013	4,733,995
Bombardier Recreational Products
	5,651	Term Loan, 3.00%, Maturing June 28, 2013	3,969,570
Carmike Cinemas, Inc.
	1,955	Term Loan, 3.54%, Maturing May 19, 2012	1,897,567
	2,153	Term Loan, 4.24%, Maturing May 19, 2012	2,090,234
Cedar Fair, L.P.
	1,013	Term Loan, 2.24%, Maturing August 30, 2012	975,869
	3,674	Term Loan, 4.24%, Maturing February 17, 2014	3,563,302
Cinemark, Inc.
	9,294	Term Loan, 2.07%, Maturing October 5, 2013	8,839,656
Deluxe Entertainment Services
	1,627	Term Loan, 2.51%, Maturing January 28, 2011	1,520,851
	96	Term Loan, 2.53%, Maturing January 28, 2011	90,187
	168	Term Loan, 2.53%, Maturing January 28, 2011	156,628
DW Funding, LLC
	1,304	Term Loan, 2.17%, Maturing April 30, 2011	1,140,677
Easton-Bell Sports, Inc.
	2,556	Term Loan, 2.04%, Maturing March 16, 2012	2,424,730
Fender Musical Instruments Corp.
	309	Term Loan, 2.54%, Maturing June 9, 2014	264,537
	613	Term Loan, 2.54%, Maturing June 9, 2014	523,717
Metro-Goldwyn-Mayer Holdings, Inc.
	12,774	Term Loan, 0.00%, Maturing April 8, 2012(5)	7,351,667
National CineMedia, LLC
	2,700	Term Loan, 2.05%, Maturing February 13, 2015	2,526,187
Regal Cinemas Corp.
	7,994	Term Loan, 4.03%, Maturing November 10, 2010	7,940,532
Revolution Studios Distribution Co., LLC
	3,530	Term Loan, 4.00%, Maturing December 21, 2014	3,212,298
	2,825	Term Loan - Second Lien, 7.25%, Maturing June 21, 2015	1,624,375
Six Flags Theme Parks, Inc.
	5,159	Term Loan, 2.50%, Maturing April 30, 2015	5,060,059
Southwest Sports Group, LLC
	3,725	Term Loan, 6.75%, Maturing December 22, 2010	3,129,000
Universal City Development Partners, Ltd.
	6,256	Term Loan, 6.00%, Maturing June 9, 2011	6,240,433
	6,075	Term Loan, Maturing November 6, 2014(4)	5,983,875
Zuffa, LLC
	2,987	Term Loan, 2.31%, Maturing June 20, 2016	2,696,012

			$79,586,119

Lodging and Casinos — 3.8%

Ameristar Casinos, Inc.
	3,489	Term Loan, 3.53%, Maturing November 10, 2012	$3,468,711
Choctaw Resort Development Enterprise
	895	Term Loan, 4.00%, Maturing November 4, 2011	890,371
Full Moon Holdco 3, Ltd.
GBP	500	Term Loan, 3.86%, Maturing November 20, 2014	719,414
GBP	500	Term Loan, 4.36%, Maturing November 20, 2015	719,415

See notes to financial statements

Senior Debt Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Lodging and Casinos (continued)

Green Valley Ranch Gaming, LLC
	1,619	Term Loan, 2.29%, Maturing February 16, 2014	$1,143,523
Harrah’s Operating Co.
	1,622	Term Loan, 3.28%, Maturing January 28, 2015	1,294,332
	1,000	Term Loan, 9.50%, Maturing October 31, 2016	979,722
Herbst Gaming, Inc.
	2,438	Term Loan, 0.00%, Maturing December 2, 2011(5)	1,355,375
	4,529	Term Loan, 0.00%, Maturing December 2, 2011(5)	2,517,425
Isle of Capri Casinos, Inc.
	1,281	Term Loan, 1.99%, Maturing November 30, 2013	1,205,704
	1,699	Term Loan, 1.99%, Maturing November 30, 2013	1,599,394
	4,247	Term Loan, 2.03%, Maturing November 30, 2013	3,998,486
LodgeNet Entertainment Corp.
	4,344	Term Loan, 2.29%, Maturing April 4, 2014	3,989,547
New World Gaming Partners, Ltd.
	667	Term Loan, 2.79%, Maturing June 30, 2014	553,173
	3,295	Term Loan, 2.79%, Maturing June 30, 2014	2,731,120
Penn National Gaming, Inc.
	8,919	Term Loan, 2.01%, Maturing October 3, 2012	8,644,060
Venetian Casino Resort/Las Vegas Sands, Inc.
	2,824	Term Loan, 2.04%, Maturing May 14, 2014	2,305,294
	11,183	Term Loan, 2.04%, Maturing May 23, 2014	9,127,797
Wimar OpCo, LLC
	2,152	Term Loan, 0.00%, Maturing January 3, 2012(5)	687,607

			$47,930,470

Nonferrous Metals / Minerals — 1.0%

Euramax International, Inc.
EUR	707	Term Loan, 10.00%, Maturing June 29, 2013	$629,383
	1,079	Term Loan, 10.00%, Maturing June 29, 2013	652,545
EUR	702	Term Loan, 14.00%, Maturing June 29, 2013(2)	624,824
	1,059	Term Loan, 14.00%, Maturing June 29, 2013(2)	640,543
Noranda Aluminum Acquisition
	1,144	Term Loan, 2.24%, Maturing May 18, 2014	929,293
Novelis, Inc.
	1,931	Term Loan, 2.25%, Maturing June 28, 2014	1,743,399
	4,247	Term Loan, 2.27%, Maturing June 28, 2014	3,835,590
Oxbow Carbon and Mineral Holdings
	3,921	Term Loan, 2.27%, Maturing May 8, 2014	3,730,288
	374	Term Loan, 2.28%, Maturing May 8, 2014	355,821

			$13,141,686

Oil and Gas — 2.5%

Atlas Pipeline Partners, L.P.
	2,207	Term Loan, 6.75%, Maturing July 20, 2014	$2,170,958
Big West Oil, LLC
	1,054	Term Loan, 4.50%, Maturing May 1, 2014	1,021,945
	1,324	Term Loan, 4.50%, Maturing May 1, 2014	1,284,730
Dresser, Inc.
	4,714	Term Loan, 2.68%, Maturing May 4, 2014	4,420,251
Dynegy Holdings, Inc.
	1,050	Term Loan, 4.00%, Maturing April 2, 2013	1,011,653
	8,083	Term Loan, 4.00%, Maturing April 2, 2013	7,785,695
Energy Transfer Equity, L.P.
	2,825	Term Loan, 2.21%, Maturing February 8, 2012	2,739,242
Enterprise GP Holdings, L.P.
	3,292	Term Loan, 2.52%, Maturing October 31, 2014	3,184,768
Hercules Offshore, Inc.
	4,962	Term Loan, 8.50%, Maturing July 6, 2013	4,793,329
Precision Drilling Corp.
	1,000	Term Loan, 4.58%, Maturing December 23, 2013	985,000
Targa Resources, Inc.
	478	Term Loan, 2.24%, Maturing October 31, 2012	470,897
	265	Term Loan, 2.28%, Maturing October 31, 2012	260,926
Volnay Acquisition Co.
	1,989	Term Loan, 3.92%, Maturing January 12, 2014	1,967,075

			$32,096,469

Publishing — 8.4%

American Media Operations, Inc.
	13,750	Term Loan, 10.00%, Maturing January 31, 2013(2)	$12,487,145
Aster Zweite Beteiligungs GmbH
	2,475	Term Loan, 2.89%, Maturing September 27, 2013	2,148,300
Black Press US Partnership
	620	Term Loan, 2.37%, Maturing August 2, 2013	406,123
	1,021	Term Loan, 2.37%, Maturing August 2, 2013	668,908
CanWest MediaWorks, Ltd.
	2,653	Term Loan, 4.75%, Maturing July 10, 2014	2,135,464
Dex Media West, LLC
	602	Term Loan, 7.00%, Maturing October 24, 2014	532,206
GateHouse Media Operating, Inc.
	2,062	Term Loan, 2.25%, Maturing August 28, 2014	802,445
	4,838	Term Loan, 2.25%, Maturing August 28, 2014	1,882,807
	4,225	Term Loan, 2.50%, Maturing August 28, 2014	1,644,231
Idearc, Inc.
	18,830	Term Loan, 0.00%, Maturing November 17, 2014(5)	8,611,543
Laureate Education, Inc.
	648	Term Loan, 3.53%, Maturing August 17, 2014	590,479
	4,327	Term Loan, 3.53%, Maturing August 17, 2014	3,943,946
	1,000	Term Loan, 7.00%, Maturing August 31, 2014	1,000,000

See notes to financial statements

Senior Debt Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Publishing (continued)

MediaNews Group, Inc.
	2,164	Term Loan, 4.74%, Maturing August 25, 2010	$669,357
	2,181	Term Loan, 4.74%, Maturing August 2, 2013	674,778
Mediannuaire Holding
EUR	468	Term Loan, 3.03%, Maturing October 10, 2014	497,555
EUR	468	Term Loan, 3.53%, Maturing October 10, 2015	497,417
Merrill Communications, LLC
	5,366	Term Loan, 8.50%, Maturing December 24, 2012	4,259,289
Nelson Education, Ltd.
	1,519	Term Loan, 2.78%, Maturing July 5, 2014	1,336,720
Newspaper Holdings, Inc.
	7,911	Term Loan, 1.81%, Maturing July 24, 2014	4,350,832
Nielsen Finance, LLC
	9,994	Term Loan, 2.24%, Maturing August 9, 2013	9,327,517
	4,731	Term Loan, 3.99%, Maturing May 1, 2016	4,450,971
Penton Media, Inc.
	1,755	Term Loan, 2.54%, Maturing February 1, 2013	1,205,101
Philadelphia Newspapers, LLC
	2,171	Term Loan, 0.00%, Maturing June 29, 2013(5)	499,430
Reader’s Digest Association, Inc. (The)
	2,834	DIP Loan, 13.50%, Maturing August 21, 2010	2,952,318
	4,029	Revolving Loan, 4.54%, Maturing March 3, 2014	1,980,213
	16,225	Term Loan, 4.25%, Maturing March 3, 2014	7,974,602
	1,449	Term Loan, 7.00%, Maturing March 3, 2014	711,979
Source Interlink Companies, Inc.
	916	Term Loan, 10.75%, Maturing June 18, 2013	755,667
	478	Term Loan, 15.00%, Maturing June 18, 2013(2)	167,240
Source Media, Inc.
	1,995	Term Loan, 5.29%, Maturing November 8, 2011	1,655,961
Star Tribune Co. (The)
	251	Term Loan, 8.00%, Maturing September 28, 2014(7)	199,485
	167	Term Loan, 11.00%, Maturing September 28, 2014(7)	116,429
Trader Media Corp.
GBP	4,344	Term Loan, 2.64%, Maturing March 23, 2015	6,104,059
Tribune Co.
	2,984	Term Loan, 0.00%, Maturing April 10, 2010(5)	1,390,152
	1,943	Term Loan, 0.00%, Maturing May 17, 2014(5)	920,690
	7,950	Term Loan, 0.00%, Maturing May 17, 2014(5)	3,591,879
Xsys, Inc.
	3,796	Term Loan, 2.89%, Maturing September 27, 2013	3,294,725
	3,877	Term Loan, 2.89%, Maturing September 27, 2014	3,365,316
EUR	1,516	Term Loan, 3.27%, Maturing September 27, 2014	1,941,470
	1,290	Term Loan - Second Lien, 5.18%, Maturing September 27, 2015	743,958
Yell Group, PLC
	4,850	Term Loan, 3.28%, Maturing February 10, 2013	3,492,000

			$105,980,707

Radio and Television — 7.0%

Block Communications, Inc.
	1,778	Term Loan, 2.28%, Maturing December 22, 2011	$1,644,843
Citadel Broadcasting Corp.
	11,850	Term Loan, 2.04%, Maturing June 12, 2014	8,161,688
CMP Susquehanna Corp.
	3,909	Term Loan, 2.25%, Maturing May 5, 2013	2,899,152
Discovery Communications, Inc.
	1,967	Term Loan, 2.28%, Maturing April 30, 2014	1,913,306
Emmis Operating Co.
	3,160	Term Loan, 4.28%, Maturing November 2, 2013	2,430,852
Gray Television, Inc.
	3,398	Term Loan, 3.79%, Maturing January 19, 2015	2,929,034
Intelsat Corp.
	6,165	Term Loan, 2.75%, Maturing January 3, 2014	5,838,380
	6,165	Term Loan, 2.75%, Maturing January 3, 2014	5,838,380
	6,167	Term Loan, 2.75%, Maturing January 3, 2014	5,840,163
Ion Media Networks, Inc.
	1,102	DIP Loan, 10.17%, Maturing May 29, 2010(3)(7)	1,734,113
	8,300	Term Loan, 0.00%, Maturing January 15, 2012(5)	2,102,664
LBI Media, Inc.
	1,930	Term Loan, 1.74%, Maturing March 31, 2012	1,611,550
NEP II, Inc.
	2,121	Term Loan, 2.53%, Maturing February 16, 2014	1,961,547
Nexstar Broadcasting, Inc.
	4,456	Term Loan, 5.00%, Maturing October 1, 2012	3,999,585
	4,214	Term Loan, 5.01%, Maturing October 1, 2012	3,781,888
Raycom TV Broadcasting, LLC
	7,850	Term Loan, 1.75%, Maturing June 25, 2014	6,515,500
SFX Entertainment
	3,411	Term Loan, 3.51%, Maturing June 21, 2013	3,155,005
Spanish Broadcasting System, Inc.
	6,064	Term Loan, 2.04%, Maturing June 10, 2012	5,033,328
Univision Communications, Inc.
	22,650	Term Loan, 2.53%, Maturing September 29, 2014	18,314,133
Young Broadcasting, Inc.
	3,508	Term Loan, 0.00%, Maturing November 3, 2012(5)	2,288,823

			$87,993,934

See notes to financial statements

Senior Debt Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Rail Industries — 0.4%

Kansas City Southern Railway Co.
	5,108	Term Loan, 2.05%, Maturing April 26, 2013	$4,852,605

			$4,852,605

Retailers (Except Food and Drug) — 2.7%

American Achievement Corp.
	642	Term Loan, 6.26%, Maturing March 25, 2011	$577,819
Amscan Holdings, Inc.
	1,560	Term Loan, 2.65%, Maturing May 25, 2013	1,416,999
Cumberland Farms, Inc.
	4,107	Term Loan, 2.26%, Maturing September 29, 2013	3,757,669
Harbor Freight Tools USA, Inc.
	3,363	Term Loan, 9.75%, Maturing July 15, 2010	3,375,385
Josten’s Corp.
	2,393	Term Loan, 2.32%, Maturing October 4, 2011	2,372,649
Mapco Express, Inc.
	471	Term Loan, 5.75%, Maturing April 28, 2011	435,508
Neiman Marcus Group, Inc.
	2,984	Term Loan, 2.29%, Maturing April 5, 2013	2,566,743
Orbitz Worldwide, Inc.
	3,847	Term Loan, 3.28%, Maturing July 25, 2014	3,416,173
Oriental Trading Co., Inc.
	6,547	Term Loan, 9.75%, Maturing July 31, 2013	5,441,997
	1,000	Term Loan - Second Lien, 6.24%, Maturing January 31, 2013	242,500
Rent-A-Center, Inc.
	2,333	Term Loan, 2.00%, Maturing November 15, 2012	2,286,790
Rover Acquisition Corp.
	2,925	Term Loan, 2.52%, Maturing October 26, 2013	2,820,007
Savers, Inc.
	1,019	Term Loan, 3.00%, Maturing August 11, 2012	983,565
	1,115	Term Loan, 3.00%, Maturing August 11, 2012	1,076,179
Yankee Candle Company, Inc. (The)
	4,208	Term Loan, 2.25%, Maturing February 6, 2014	3,939,750

			$34,709,733

Steel — 0.2%

Algoma Acquisition Corp.
	2,649	Term Loan, 8.00%, Maturing June 20, 2013	$2,500,890

			$2,500,890

Surface Transport — 0.4%

Oshkosh Truck Corp.
	2,591	Term Loan, 6.32%, Maturing December 6, 2013	$2,592,714
Swift Transportation Co., Inc.
	2,317	Term Loan, 3.56%, Maturing May 10, 2014	2,001,615

			$4,594,329

Telecommunications — 4.0%

Alaska Communications Systems Holdings, Inc.
	5,569	Term Loan, 2.03%, Maturing February 1, 2012	$5,336,477
Asurion Corp.
	8,525	Term Loan, 3.24%, Maturing July 13, 2012	8,107,036
	2,000	Term Loan - Second Lien, 6.74%, Maturing January 13, 2013	1,904,376
BCM Luxembourg, Ltd.
EUR	2,000	Term Loan - Second Lien, Maturing March 31, 2016(4)	2,422,967
Cellular South, Inc.
	3,354	Term Loan, 2.04%, Maturing May 29, 2014	3,219,885
	1,141	Term Loan, 2.04%, Maturing May 29, 2014	1,095,255
Centennial Cellular Operating Co., LLC
	8,299	Term Loan, 2.24%, Maturing February 9, 2011	8,264,622
CommScope, Inc.
	2,661	Term Loan, 2.78%, Maturing November 19, 2014	2,579,708
Intelsat Subsidiary Holding Co.
	2,667	Term Loan, 2.75%, Maturing July 3, 2013	2,566,884
IPC Systems, Inc.
	3,336	Term Loan, 2.52%, Maturing May 31, 2014	2,852,195
GBP	218	Term Loan, 2.80%, Maturing May 31, 2014	258,143
Macquarie UK Broadcast Ventures, Ltd.
GBP	2,508	Term Loan, 2.51%, Maturing December 26, 2014	3,560,837
NTelos, Inc.
	2,000	Term Loan, 5.75%, Maturing August 13, 2015	2,014,166
Palm, Inc.
	2,279	Term Loan, 3.79%, Maturing April 24, 2014	2,020,271
Stratos Global Corp.
	2,596	Term Loan, 2.78%, Maturing February 13, 2012	2,556,805
Telesat Canada, Inc.
	1,964	Term Loan, 3.25%, Maturing October 22, 2014	1,889,446

			$50,649,073

Utilities — 3.6%

AEI Finance Holding, LLC
	738	Revolving Loan, 3.24%, Maturing March 30, 2012	$684,785
	5,001	Term Loan, 3.28%, Maturing March 30, 2014	4,638,832
BRSP, LLC
	1,500	Term Loan, 7.50%, Maturing June 24, 2014	1,410,000

See notes to financial statements

Senior Debt Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Utilities (continued)

Calpine Corp.
	10,962	DIP Loan, 3.17%, Maturing March 29, 2014	$10,107,309
Covanta Energy Corp.
	1,979	Term Loan, 1.75%, Maturing February 9, 2014	1,885,470
	1,000	Term Loan, 1.79%, Maturing February 9, 2014	952,032
Electricinvest Holding Co.
GBP	600	Term Loan, 5.02%, Maturing October 24, 2012	787,800
EUR	596	Term Loan - Second Lien, 4.93%, Maturing October 24, 2012	701,412
NRG Energy, Inc.
	6,885	Term Loan, 2.02%, Maturing June 1, 2014	6,494,404
	4,706	Term Loan, 2.03%, Maturing June 1, 2014	4,439,385
TXU Texas Competitive Electric Holdings Co., LLC
	997	Term Loan, 3.74%, Maturing October 10, 2014	777,599
	2,465	Term Loan, 3.74%, Maturing October 10, 2014	1,898,137
	10,417	Term Loan, 3.74%, Maturing October 10, 2014	8,097,572
Vulcan Energy Corp.
	2,185	Term Loan, 5.50%, Maturing December 31, 2015	2,208,394

			$45,083,131

Total Senior Floating-Rate Interests
(identified cost $1,796,306,966)			$1,628,986,161

Corporate Bonds & Notes — 1.0%

Principal
Amount*
(000’s omitted)		Security	Value

Building and Development — 0.6%

Grohe Holding GmbH, Variable Rate
EUR	6,500	3.617%, 1/15/14(8)	$7,939,556

			$7,939,556

Chemicals and Plastics — 0.0%

Wellman Holdings, Inc., Sr. Sub. Notes
	679	5.00%, 1/29/19(7)	$249,872

			$249,872

Ecological Services and Equipment — 0.0%

Environmental Systems Product Holdings, Inc., Junior Notes
	75	18.00%, 3/31/15(2)(7)	$59,608

			$59,608

Electronics / Electrical — 0.2%

NXP BV/NXP Funding, LLC, Variable Rate
	2,300	3.034%, 10/15/13	$1,745,125

			$1,745,125

Telecommunications — 0.2%

Qwest Corp., Sr. Notes, Variable Rate
	3,150	3.549%, 6/15/13	$2,945,250

			$2,945,250

Total Corporate Bonds & Notes
(identified cost $14,148,320)			$12,939,411

Asset-Backed Securities — 0.2%

Principal
Amount
(000’s omitted)		Security	Value

	$1,598	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 6.90%, 6/15/29(9)(10)	$1,538,553
	1,000	Carlyle High Yield Partners, Series 2004-6A, Class C, 2.911%, 8/11/16(9)(10)	426,200

Total Asset-Backed Securities
(identified cost $2,597,999)			$1,964,753

Common Stocks — 0.2%

Shares		Security	Value

Automotive — 0.0%

	133,410	Hayes Lemmerz International, Inc.(11)	$4,789

			$4,789

Building and Development — 0.1%

	4,587	Lafarge Roofing(7)(11)	$0
EUR	154,985	Sanitec Europe Oy B Units(7)(11)	212,118
EUR	154,985	Sanitec Europe Oy E Units (7)(11)	0
	1,646	United Subcontractors, Inc.(7)(11)	132,696
	7,595	WCI Communities, Inc.(11)	531,667

			$876,481

See notes to financial statements

Senior Debt Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Shares	Security	Value

Chemicals and Plastics — 0.0%

3,877	Vita Cayman II, Ltd.	$165,462
662	Wellman Holdings, Inc.(7)(11)	237,718

		$403,180

Ecological Services and Equipment — 0.0%

1,242	Environmental Systems Products Holdings, Inc.(7)(11)(12)	$17,301

		$17,301

Food Service — 0.1%

66,567	Buffets, Inc.(11)	$432,686

		$432,686

Investment Services — 0.0%

20,048	Safelite Realty Corp.(7)(12)	$0

		$0

Publishing — 0.0%

2,290	Source Interlink Companies, Inc.(7)(11)	$16,488
6,089	Star Tribune Co. (The)(7)(11)	0

		$16,488

Total Common Stocks
(identified cost $2,761,888)		$1,750,925

Preferred Stocks — 0.0%

Shares	Security	Value

Automotive — 0.0%

445	Hayes Lemmerz International, Inc., Series A, Convertible(11)(12)	$116

		$116

Chemicals and Plastics — 0.0%

217	Key Plastics, LLC, Series A(7)(11)(12)	$0

		$0

Ecological Services and Equipment — 0.0%

569	Environmental Systems Products Holdings, Inc., Series A(7)(11)(12)	$45,520

		$45,520

Total Preferred Stocks
(identified cost $249,639)		$45,636

Warrants — 0.0%

Shares	Security	Value

Commercial Services — 0.0%

4,437	Citation A14 Expires 4/6/12(7)(11)	$0
6,545	Citation B18 Expires 4/6/12(7)(11)	0

		$0

Diversified Manufacturing — 0.0%

940	Genetek, Inc., Class C Expires 10/31/10(11)(12)	$47,752

		$47,752

Total Warrants (identified cost $0)		$47,752

See notes to financial statements

Senior Debt Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Short-Term Investments — 2.0%

Interest/
Principal
Amount
(000’s omitted)	Description	Value

$21,898	Cash Management Portfolio, 0.00%(13)	$21,898,256
3,803	State Street Bank and Trust Euro Time Deposit, 0.01%, 11/1/09	3,803,057

Total Short-Term Investments
(identified cost $25,701,313)		$25,701,313

Total Investments — 132.3%
(identified cost $1,841,766,125)		$1,671,435,951

Less Unfunded Loan Commitments — (1.4)%		$(17,156,582)

Net Investments — 130.9%
(identified cost $1,824,609,543)		$1,654,279,369

Other Assets, Less Liabilities — (30.9)%		$(390,751,232)

Net Assets — 100.0%		$1,263,528,137

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

DIP - Debtor in Possession

REIT - Real Estate Investment Trust

EUR - Euro

GBP - British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(3)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(4)	This Senior Loan will settle after October 31, 2009, at which time the interest rate will be determined.

(5)	Currently the issuer is in default with respect to interest payments.

(6)	Defaulted matured security.

(7)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(9)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2009, the aggregate value of these securities is $1,964,753 or 0.2% of the Portfolio’s net assets.

(10)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2009.

(11)	Non-income producing security.

(12)	Restricted security (see Note 5).

(13)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2009.

See notes to financial statements

Senior Debt Portfolio as of October 31, 2009

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of October 31, 2009

Assets

Unaffiliated investments, at value (identified cost, $1,802,711,287)	$1,632,381,113
Affiliated investment, at value (identified cost, $21,898,256)	21,898,256
Cash	66,737
Foreign currency, at value (identified cost, $10,025,086)	9,989,534
Interest receivable	6,450,443
Receivable for investments sold	13,251,881
Receivable for open forward foreign currency exchange contracts	447,868
Prepaid expenses	1,172,889
Other assets	20,422

Total assets	$1,685,679,143

Liabilities

Notes payable	$365,000,000
Payable for investments purchased	55,387,220
Payable for open forward foreign currency exchange contracts	194,259
Payable to affiliates:
Investment adviser fee	658,432
Trustees’ fees	4,208
Accrued expenses	906,887

Total liabilities	$422,151,006

Net Assets applicable to investors’ interest in Portfolio	$1,263,528,137

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$1,433,149,630
Net unrealized depreciation	(169,621,493)

Net Assets	$1,263,528,137

Statement of Operations

For the Year Ended
October 31, 2009

Investment Income

Interest	$87,263,069
Interest income allocated from affiliated investment	123,081
Expenses allocated from affiliated investment	(73,586)

Total investment income	$87,312,564

Expenses

Investment adviser fee	$6,762,214
Trustees’ fees and expenses	50,708
Custodian fee	737,885
Legal and accounting services	535,449
Interest expense and fees	14,267,577
Miscellaneous	98,430

Total expenses	$22,452,263

Deduct —
Reduction of custodian fee	$5,091

Total expense reductions	$5,091

Net expenses	$22,447,172

Net investment income	$64,865,392

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(124,832,232)
Foreign currency and forward foreign currency exchange contract transactions	(14,341,382)

Net realized loss	$(139,173,614)

Change in unrealized appreciation (depreciation) —
Investments	$434,266,265
Foreign currency and forward foreign currency exchange contracts	(2,349,086)

Net change in unrealized appreciation (depreciation)	$431,917,179

Net realized and unrealized gain	$292,743,565

Net increase in net assets from operations	$357,608,957

See notes to financial statements

Senior Debt Portfolio as of October 31, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

Increase (Decrease)	Year Ended	Year Ended
in Net Assets	October 31, 2009	October 31, 2008

From operations —
Net investment income	$64,865,392	$128,205,031
Net realized loss from investment transactions, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(139,173,614)	(20,751,451)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	431,917,179	(569,535,361)

Net increase (decrease) in net assets from operations	$357,608,957	$(462,081,781)

Capital transactions —
Contributions	$39,030,192	$1,858,796,192
Withdrawals	(252,416,134)	(2,611,778,134)

Net decrease from capital transactions	$(213,385,942)	$(752,981,942)

Net increase (decrease) in net assets	$144,223,015	$(1,215,063,723)

Net Assets

At beginning of year	$1,119,305,122	$2,334,368,845

At end of year	$1,263,528,137	$1,119,305,122

Statement of Cash Flows

Cash Flows From	Year Ended
Operating Activities	October 31, 2009

Net increase in net assets from operations	$357,608,957
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(446,051,785)
Investments sold and principal repayments	554,975,408
Increase in short term investments, net	16,474,272
Net accretion/amortization of premium (discount)	(8,130,714)
Amorization of structuring and renewal fees	3,079,121
Decrease in interest receivable	6,498,033
Decrease in interest receivable from affiliated investment	23,154
Decrease in receivable for investments sold	11,776,718
Decrease in receivable for open forward foreign currency contracts	2,502,552
Decrease in prepaid expenses	103,208
Increase in other assets	(20,422)
Increase in payable for investments purchased	51,559,852
Increase in payable for open forward foreign currency contracts	194,259
Decrease in payable for closed swap contracts	(14,664)
Increase in payable to affiliate for investment adviser fee	59,505
Increase in payable to affiliate for Trustees’ fees	208
Decrease in accrued expenses	(855,616)
Decrease in unfunded loan commitments	(3,629,002)
Net change in unrealized (appreciation) depreciation from investments	(434,266,265)
Net realized (gain) loss from investments	124,832,232

Net cash provided by operating activities	$236,719,011

Cash Flows From Financing Activities

Proceeds from notes payable	$160,000,000
Repayments of notes payable	(175,000,000)
Proceeds from capital contributions	68,927,813
Payments for capital withdrawals	(282,313,755)
Payment of structuring and renewal fees on notes payable	(4,200,000)

Net cash used in financing activities	$(232,585,942)

Net decrease in cash*	$4,133,069

Cash at beginning of year(1)	$5,923,202

Cash at end of year(1)	$10,056,271

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings	$16,298,339

(1) Balance includes foreign currency, at value.

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(15,469).

See notes to financial statements

Senior Debt Portfolio as of October 31, 2009

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Year Ended October 31,				Year Ended November 30,
			Period Ended
	2009	2008	October 31, 2007(1)		2006	2005		2004

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction excluding interest and fees(2)	0.76%	0.66%	0.58	%(3)	0.51%	0.50%		0.50%
Interest and fee expense	1.31%	0.98%	0.70	%(3)	0.01%	0.00	%(4)	0.00	%(4)
Total expenses	2.07%	1.64%	1.28	%(3)	0.52%	0.50%		0.51%
Net investment income	5.97%	7.01%	7.18	%(3)	6.57%	5.00%		3.82%
Portfolio Turnover	32%	7%	55	%(5)	51%	65%		87%

Total Return	38.19%	(26.81)%	3.89	%(5)	6.88%	5.27%		6.15%

Net assets, end of period (000’s omitted)	$1,263,528	$1,119,305	$2,334,369		$2,645,798	$3,054,390		$3,340,152

(1)	For the eleven months ended October 31, 2007.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Rounds to less than 0.01%.

(5)	Not annualized.

See notes to financial statements

Senior Debt Portfolio as of October 31, 2009

NOTES TO FINANCIAL STATEMENTS

1   Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2009, Eaton Vance Floating-Rate Advantage Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America. A source of authoritative accounting principles applied in the preparation of the Portfolio’s financial statements is the Financial Accounting Standards Board (FASB) Accounting Standards Codification (the Codification), which superseded existing non-Securities and Exchange Commission accounting and reporting standards for interim and annual reporting periods ending after September 15, 2009. The adoption of the Codification for the current reporting period did not impact the Portfolio’s application of generally accepted accounting principles.

A  Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) will normally be valued on the basis of quotations provided by third party pricing services. The pricing services will use various techniques that consider factors including, but not limited to, reported trades or dealer quotations, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Credit default swaps are normally valued using valuations

Senior Debt Portfolio as of October 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management generally values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 under the 1940 Act, pursuant to which Cash Management must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of October 31, 2009, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Senior Debt Portfolio as of October 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Portfolio of Investments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio may enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Credit Default Swaps — The Portfolio may enter into credit default swap contacts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is the seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up-front payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Portfolio is the amount included in the Portfolio’s Statement of Assets

Senior Debt Portfolio as of October 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily gross assets up to and including $1 billion, 0.45% over $1 billion up to and including $2 billion, and at reduced rates as daily net assets exceed that level, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The portion of the adviser fee payable by Cash Management on the Portfolio’s investment of cash therein is credited against the Portfolio’s investment adviser fee. For the year ended October 31, 2009, the Portfolio’s investment adviser fee totaled $6,831,888 of which $69,674 was allocated from Cash Management and $6,762,214 was paid or accrued directly by the Portfolio. For the year ended October 31, 2009, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management, was 0.63% of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $446,051,785 and $554,986,152, respectively, for the year ended October 31, 2009.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,825,083,895

Gross unrealized appreciation	$17,119,667
Gross unrealized depreciation	(187,924,193)

Net unrealized depreciation	$(170,804,526)

The net unrealized appreciation on foreign currency at October 31, 2009 on a federal income tax basis was $708,681.

5   Restricted Securities

At October 31, 2009, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value

Common Stocks

Environmental Systems Products Holdings, Inc.	10/24/00	1,242	$0	(1)	$17,301
Safelite Realty Corp.	9/29/00– 11/10/00	20,048	0	(1)	0

			$0		$17,301

Preferred Stocks

Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958		$45,520
Hayes Lemmerz International, Series A, Convertible	6/04/03	445	22,250		116
Key Plastics, LLC, Series A	4/26/01	217	217,431		0

			$249,639		$45,636

Warrants

Gentek, Inc., Class C, Expires 10/31/10	11/11/03	940	$0		$47,752

			$0		$47,752

Total Restricted			$249,639		$110,689

(1)	Less than $0.50.

Senior Debt Portfolio as of October 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

6   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2009 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
			Appreciation
Settlement Date	Deliver	In Exchange For	(Depreciation)

11/30/09	British Pound Sterling 28,520,600	United States Dollar 46,606,938	$(194,259)
11/30/09	Euro 78,198,693	United States Dollar 115,503,380	429,244
11/30/09	Euro 745,000	United States Dollar 1,114,937	18,624

			$253,609

At October 31, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio adopted FASB Statement of Financial Accounting Standards No. 161 (FAS 161), “Disclosures about Derivative Instruments and Hedging Activities”, (currently FASB Accounting Standards Codification (ASC) 815-10), effective May 1, 2009. Such standard requires enhanced disclosures about an entity’s derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. The disclosure below includes additional information as a result of implementing FAS 161.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio may enter into forward foreign currency exchange contracts. The Portfolio may also enter into such contracts to hedge currency risk of investments it anticipates purchasing.

The forward foreign currency exchange contracts in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At October 31, 2009, the maximum amount of loss the Fund would incur due to counterparty risk was $447,868, representing the fair value of such derivatives in an asset position.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2009 was as follows:

	Fair Value

Derivative	Asset Derivatives	Liability Derivatives

Forward foreign currency exchange contracts	$447,868(1)	$(194,259	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended October 31, 2009 was as follows:

Change in
Unrealized
	Realized Gain		Appreciation
	(Loss) on		(Depreciation) on
	Derivatives		Derivatives
	Recognized in		Recognized in
Derivative	Income		Income

Forward foreign currency exchange contracts	$(15,215,632	)(1)	$1,314,528(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended October 31, 2009, which is indicative of the volume of this derivative type, was approximately $143,501,000.

7   Revolving Credit and Security Agreement

The Portfolio has entered into a Revolving Credit Agreement, as amended (the Agreement) with conduit lenders and a bank that allows it to borrow up to

Senior Debt Portfolio as of October 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

$400 million ($600 million prior to February 12, 2009 and $800 million prior to December 29, 2008) and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Portfolio. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, the Portfolio also pays a program fee of 0.75% (1.50% prior to September 8, 2009 and 0.325% prior to February 12, 2009) per annum on its outstanding borrowings to administer the facility and a commitment fee of 0.50% (1.25% prior to September 8, 2009, 1.50% prior to April 28, 2009 and 0.175% prior to February 12, 2009) per annum on the amount of the facility. Program and commitment fees for the year ended October 31, 2009 totaled $7,188,822 and are included in interest expense in the Statement of Operations. The Portfolio also paid a renewal fee of $4 million which is being amortized to interest expense over one year through February 10, 2010, the expiration date of the Agreement. The unamortized balance at October 31, 2009 is approximately $1,121,000 and is included in prepaid expenses on the Statement of Assets and Liabilities. In connection with the structuring of the Agreement, the Portfolio is obligated to pay a fee of $1 million in quarterly installments of $50,000 through February 2012, of which $450,000 remains outstanding at October 31, 2009. The entire unpaid balance is payable on termination date if the Agreement is terminated by the Portfolio within the first five years and eliminated if the Agreement is terminated by the lenders at their discretion except for an event of default by the Portfolio. At October 31, 2009, the Portfolio had borrowings outstanding under the Agreement of $365,000,000 at an interest rate of 0.38%. The carrying amount of the borrowings at October 31, 2009 approximated fair value. For the year ended October 31, 2009, the average borrowings under the Agreement and the average interest rate were $325,027,397 and 1.23%, respectively.

8   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

9   Concentration of Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10   Fair Value Measurements

The Portfolio adopted FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, (currently FASB ASC 820-10), effective November 1, 2008. Such standard established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Senior Debt Portfolio as of October 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests (less unfunded loan commitments)	$—	$1,609,334,717	$2,494,862	$1,611,829,579
Corporate Bonds & Notes	—	12,629,931	309,480	12,939,411
Asset-Backed Securities	—	1,964,753	—	1,964,753
Common Stocks	4,789	1,129,815	616,321	1,750,925
Preferred Stocks	—	116	45,520	45,636
Warrants	—	47,752	0	47,752
Short-Term Investments	21,898,256	3,803,057	—	25,701,313

Total Investments	$21,903,045	$1,628,910,141	$3,466,183	$1,654,279,369

Forward Foreign Currency Exchange Contracts	$—	$447,868	$—	$447,868

Total	$21,903,045	$1,629,358,009	$3,466,183	$1,654,727,237

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(194,259)	$—	$(194,259)

Total	$—	$(194,259)	$—	$(194,259)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments
	in Senior	Investments
	Floating-	in Corporate	Investments	Investments
	Rate	Bonds &	in Common	in Preferred	Investments
	Interests	Notes	Stocks	Stocks	in Warrants	Total

Balance as of October 31, 2008	$2,597,076	$53,840	$0	$13,070	$0	$2,663,986
Realized gains (losses)	(2,603,184)	—	—	(768)	—	(2,603,952)
Change in net unrealized appreciation (depreciation)*	2,213,700	23,054	(26,248)	33,218	0	2,243,724
Net purchases (sales)	1,246,407	206,728	642,569	—	—	2,095,704
Accrued discount (premium)	13,477	25,858	—	—	—	39,335
Net transfers to (from) Level 3	(972,614)	—	—	—	—	(972,614)

Balance as of October 31, 2009	$2,494,862	$309,480	$616,321	$45,520	$0	$3,466,183

Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2009*	$604,335	$23,054	$(26,248)	$33,218	$0	$634,359

*	Amount is included in the related amount on investments in the Statement of Operations.

11   Review for Subsequent Events

In connection with the preparation of the financial statements of the Portfolio as of and for the year ended October 31, 2009, events and transactions subsequent to October 31, 2009 through December 28, 2009, the date the financial statements were issued, have been evaluated by the Portfolio’s management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

Senior Debt Portfolio as of October 31, 2009

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors of
Senior Debt Portfolio:
We have audited the accompanying statement of assets and liabilities of Senior Debt Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2009, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the periods presented. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2009, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Senior Debt Portfolio as of October 31, 2009, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 28, 2009

Eaton Vance Floating-Rate Advantage Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Floating-Rate Advantage Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Senior Debt Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Advantage Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including the fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior floating rate loans. The Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following

Eaton Vance Floating-Rate Advantage Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

In assessing the Fund’s investment performance, the Board noted that the Fund is the successor to the operations of Eaton Vance Prime Rate Reserves (the “Predecessor Fund”), which like the Fund, invested in Senior Debt Portfolio prior to its reorganization into the Fund on March 14, 2008. The Board compared the Predecessor Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2008 for the Fund (and the Predecessor Fund). The Board noted that the Predecessor Fund’s and the Fund’s performance relative to its peers was affected by management’s use of leverage as well as its focus on reducing volatility. On the basis of the foregoing, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and total expense ratio of the Fund for the period from inception (March 2008) through September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the total expense ratio anticipated with respect to the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Predecessor Fund, the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Predecessor Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Predecessor Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Floating Rate Advantage Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Senior Debt Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “Parametric” refers to Parametric Portfolio Associates LLC and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

	Position(s)	Term of		Number of Portfolios
	with the	Office and		in Fund Complex
Name and	Trust and	Length of	Principal Occupation(s)	Overseen By
Date of Birth	the Portfolio	Service	During Past Five Years	Trustee(1)	Other Directorships Held

Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee and President of the Trust	Trustee since 2007 and President of the Trust since 2002	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 176 registered investment companies and 4 private investment companies managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.	176	Director of EVC

Noninterested Trustees

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration.	176	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	176	Director of Assurant, Inc. (insurance provider) and Stonemor Partners, L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	176	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	176	None

Helen Frame Peters 3/22/48	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Adjunct Professor of Finance, Peking University, Beijing, China (since 2005).	176	Director of BJ’s Wholesale Club, Inc. (wholesale club retailer)

Heidi L. Steiger 7/8/53	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth management firm) (since 2008); Senior Advisor (since 2008), President (2005-2008), Lowenhaupt Global Advisors, LLC (global wealth management firm). Formerly, President and Contributing Editor, Worth Magazine (2004-2005). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	176	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider), Aviva USA (insurance provider) and CIFG (family of financial guaranty companies) and Advisory Director of Berkshire Capital Securities LLC (private investment banking firm)

Eaton Vance Floating Rate Advantage Fund

MANAGEMENT AND ORGANIZATION CONT’D

	Position(s)	Term of		Number of Portfolios
	with the	Office and		in Fund Complex
Name and	Trust and	Length of	Principal Occupation(s)	Overseen By
Date of Birth	the Portfolio	Service	During Past Five Years	Trustee(1)	Other Directorships Held

Noninterested Trustees (continued)

Lynn A. Stout 9/14/57	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.	176	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor.	176	None

Principal Officers who are not Trustees

	Position(s)	Term of
	with the	Office and
Name and	Trust and	Length of	Principal Occupation(s)
Date of Birth	the Portfolio	Service	During Past Five Years

William H. Ahern, Jr. 7/28/59	Vice President of the Trust	Since 1995	Vice President of EVM and BMR. Officer of 76 registered investment companies managed by EVM or BMR.

John R. Baur 2/10/70	Vice President of the Trust	Since 2008	Vice President of EVM and BMR. Previously, attended Johnson Graduate School of Management, Cornell University (2002-2005), and prior thereto he was an Account Team Representative in Singapore for Applied Materials, Inc. Officer of 35 registered investment companies managed by EVM or BMR.

Michael A. Cirami 12/24/75	Vice President of the Trust	Since 2008	Vice President of EVM and BMR. Officer of 35 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 92 registered investment companies managed by EVM or BMR.

Charles B. Gaffney 12/4/72	Vice President of the Trust	Since 2007	Director of Equity Research and a Vice President of EVM and BMR. Officer of 32 registered investment companies managed by EVM or BMR.

Christine M. Johnston 11/9/72	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 37 registered investment companies managed by EVM or BMR.

Aamer Khan 6/7/60	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 35 registered investment companies managed by EVM or BMR.

Thomas H. Luster 4/8/62	Vice President of the Trust	Since 2006	Vice President of EVM and BMR. Officer of 54 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	Vice President of the Trust	Since 1998	Vice President of EVM and BMR. Officer of 91 registered investment companies managed by EVM or BMR.

Scott H. Page 11/30/59	President of the Portfolio	Since 2002	Vice President of EVM and BMR. Officer of 11 registered investment companies managed by EVM or BMR.

Jeffrey A. Rawlins 10/6/61	Vice President of the Trust	Since 2009	Vice President of EVM and BMR. Previously, a Managing Director of the Fixed Income Group at State Street Research and Management (1989-2005). Officer of 31 registered investment companies managed by EVM or BMR.

Duncan W. Richardson 10/26/57	Vice President of the Trust	Since 2001	Director of EVC, Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer of 82 registered investment companies managed by EVM or BMR.

Craig P. Russ 10/30/63	Vice President of the Portfolio	Since 2007	Vice President of EVM and BMR. Officer of 6 registered investment companies managed by EVM or BMR.

Judith A. Saryan 8/21/54	Vice President of the Trust	Since 2003	Vice President of EVM and BMR. Officer of 51 registered investment companies managed by EVM or BMR.

Eaton Vance Floating Rate Advantage Fund

MANAGEMENT AND ORGANIZATION CONT’D

	Position(s)	Term of
	with the	Office and
Name and	Trust and	Length of	Principal Occupation(s)
Date of Birth	the Portfolio	Service	During Past Five Years

Principal Officers who are not Trustees (continued)

Susan Schiff 3/13/61	Vice President of the Trust	Since 2002	Vice President of EVM and BMR. Officer of 37 registered investment companies managed by EVM or BMR.

Thomas Seto 9/27/62	Vice President of the Trust	Since 2007	Vice President and Director of Portfolio Management of Parametric. Officer of 32 registered investment companies managed by EVM or BMR.

David M. Stein 5/4/51	Vice President of the Trust	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 32 registered investment companies managed by EVM or BMR.

Dan R. Strelow 5/27/59	Vice President of the Trust	Since 2009	Vice President of EVM and BMR since 2005. Previously, a Managing Director (since 1988) and Chief Investment Officer (since 2001) of the Fixed Income Group at State Street Research and Management. Officer of 31 registered investment companies managed by EVM or BMR.

Mark S. Venezia 5/23/49	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 38 registered investment companies managed by EVM or BMR.

Adam A. Weigold 3/22/75	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 69 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Treasurer of the Trust since 2005 and of the Portfolio since 2008	Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 5/24/60	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

Paul M. O’Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

(1)	Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

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Investment Adviser of Senior Debt Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Advantage Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Floating-Rate Advantage Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

3232-12/09	FRASRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
(a)-(d)
The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2008 and October 31, 2009, by the Fund’s principal accountant, Deloitte & Touche LLP (D&T), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	10/31/2008	10/31/2009

Audit Fees	$114,195	$113,160

Audit-Related Fees(1)	$0	$18,000

Tax Fees(2)	$18,810	$19,560

All Other Fees(3)	$2,109	$2,500

Total	$135,114	$153,220

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.
For both the fiscal years ended October 31, 2008 and October 31, 2009, the registrant was billed $40,000, by D&T, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.
(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal years ended October 31, 2008 and October 31, 2009; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods, respectively.

Fiscal Years Ended	10/31/2008	10/31/2008
Registrant	$20,919	$22,060

Eaton Vance(1)	$325,329	$280,861

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Senior Debt Portfolio

By:	/s/ Scott H. Page Scott H. Page
President
December 22, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer
December 22, 2009

By:	/s/ Scott H. Page Scott H. Page
President
December 22, 2009